CONDENSED CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Sep. 30, 2013 INR
Interest and dividend revenue:
Loans	$ 2,983.2	184,717.1	154,036.3
Trading securities	39.7	2,459.3	3,412.5
Available for sale securities	711.2	44,038.0	38,460.8
Other	119.4	7,390.8	6,097.3
Total interest and dividend revenue	3,853.5	238,605.2	202,006.9
Interest expense:
Deposits	1,724.4	106,776.4	88,448.4
Short-term borrowings	60.1	3,719.6	11,365.7
Long-term debt	238.1	14,744.6	11,784.7
Other	3.3	206.5	35.7
Total interest expense	2,025.9	125,447.1	111,634.5
Net interest revenue	1,827.6	113,158.1	90,372.4
Provision for credit losses	118.4	7,332.5	8,887.3
Net interest revenue after provision for credit losses	1,709.2	105,825.6	81,485.1
Non-interest revenue, net:
Fees and commissions	521.8	32,309.8	27,923.0
Trading securities gain/(loss), net	3.5	218.0	(781.9)
Realized gain/(loss) on sales of available for sale securities, net	3.9	244.2	1,891.8
Other than temporary impairment losses on available for sale securities	0	(1.8)	0
Foreign exchange transactions	12.1	747.6	(225.9)
Derivatives gain/(loss), net	(12.5)	(774.1)	4,575.5
Other, net	2.6	160.7	237.2
Total non-interest revenue, net	531.4	32,904.4	33,619.7
Total revenue, net	2,240.6	138,730.0	115,104.8
Non-interest expense:
Salaries and staff benefits	553.3	34,257.9	29,132.2
Premises and equipment	161.8	10,021.1	9,733.6
Depreciation and amortization	54.8	3,392.6	3,537.7
Administrative and other	375.8	23,264.6	18,846.6
Amortization of intangible assets	3.4	210.5	834.2
Total non-interest expense	1,149.1	71,146.7	62,084.3
Income before income tax expense	1,091.5	67,583.3	53,020.5
Income tax expense	396.9	24,576.7	18,503.1
Net income before noncontrolling interest	694.6	43,006.6	34,517.4
Less: Net income attributable to noncontrolling interest	0.5	30.1	5.8
Net income attributable to shareholders of HDFC Bank Limited	$ 694.1	42,976.5	34,511.6
Per share information:
Earnings per equity share-basic	$ 0.29	17.85	14.46
Earnings per equity share-diluted	$ 0.28	17.71	14.35
Per ADS information (where 1 ADS represents 3 shares):
Earnings per ADS-basic	$ 0.87	53.55	43.38
Earnings per ADS-diluted	$ 0.84	53.13	43.05
Dividends declared per equity share	$ 0.11	6.85	5.50